Supplemental cash flow information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Non-cash investing activities [Abstract]
Acquisition of investments from the sale of asset	$ 1,000	$ 0